Segment Reporting - Reconciliation of segment operating loss to net loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment reporting
Segment operating loss	$ (166,683)	$ (97,239)
Interest expense	(404)	(242)
Income tax benefit/(expense)	4,215	(1,859)
Less: Net loss/(income) attributable to non-controlling interests	11	(3,057)
Net loss attributable to the Company	$ (162,861)	$ (102,397)